Segment Information - Schedule of Customer Accounting for 10% or More of Segment Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Wide Revenue Major Customer [Line Items]
Gross Profit	$ 2,074,424	$ 1,805,645	$ 1,522,615
Total net revenue	4,737,251	4,112,898	3,484,619
Total cost of revenue	2,662,827	2,307,253	1,962,004
Devices | Device
Entity Wide Revenue Major Customer [Line Items]
Gross Profit	(82,020)	(80,315)	(43,944)
Total net revenue	592,365	590,122	490,514
Total cost of revenue	674,385	670,437	534,458
Advertising Segment | Advertising
Entity Wide Revenue Major Customer [Line Items]
Gross Profit	1,345,793	1,196,580	983,206
Total net revenue	2,327,796	2,065,255	1,792,991
Total cost of revenue	982,003	868,675	809,785
Subscriptions Segment | Subscriptions
Entity Wide Revenue Major Customer [Line Items]
Gross Profit	810,651	689,380	583,353
Total net revenue	1,817,090	1,457,521	1,201,114
Total cost of revenue	1,006,439	768,141	617,761
Subscriptions Segment | Content distribution arrangements
Entity Wide Revenue Major Customer [Line Items]
Total net revenue	1,160,000	1,040,000	870,500
Subscriptions Segment | Premium Subscriptions
Entity Wide Revenue Major Customer [Line Items]
Total net revenue	576,000	400,800	310,200
Subscriptions Segment | Other subscriptions services
Entity Wide Revenue Major Customer [Line Items]
Total net revenue	$ 80,800	$ 13,700	$ 20,400